PIMCO Funds

Supplement Dated August 15, 2008 to the

Bond Funds Prospectus for Class D Shares

dated July 31, 2008

PIMCO Foreign Bond Fund (Unhedged) and PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

(each a “Fund”, together the “Funds”)

Effective October 1, 2008, the administrative fee (to be renamed the supervisory and administrative fee) for each Fund, stated as a percentage of the average daily net assets of the Class D shares of each Fund taken separately, will decrease from 0.70% to 0.65%.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated August 15, 2008 to the

Real Return Strategy, Asset Allocation & Equity-Related Funds Prospectus for Class D Shares

dated July 31, 2008

PIMCO All Asset Fund, PIMCO All Asset All Authority Fund,

PIMCO Real Return Fund and PIMCO RealEstateRealReturn Strategy Fund

(each a “Fund”, together the “Funds”)

Effective October 1, 2008, the administrative fee (to be renamed the supervisory and administrative fee) for each Fund, stated as a percentage of the average daily net assets of the Class D shares of each Fund taken separately, will decrease as follows: All Asset Fund (from 0.65% to 0.45%), All Asset All Authority Fund (from 0.65% to 0.45%), Real Return Fund (from 0.65% to 0.60%) and RealEstateRealReturn Strategy Fund (from 0.70% to 0.65%).

Investors Should Retain This Supplement For Future Reference